UNITED
              CASH
              MANAGEMENT,
              INC.

              ANNUAL
              REPORT
              ---------------------------------------
              For the fiscal year ended June 30, 1997

     FUND MANAGER'S LETTER
     -----------------------------------------------------------------
     JUNE 30, 1997


     Dear Shareholder:


     This report relates to the operation of United Cash Management, Inc. for the fiscal year ended June 30, 1997 and provides information regarding the Fund's performance during that period.

     After a year with no significant changes in monetary policy, the Federal Reserve raised short-term interest rates slightly in March of 1997. The interest rate increase was designed to head off perceived inflationary pressures resulting from the strength of the U.S. economy and upward wage pressures.

     The Fund maintained a significant position in floating-rate instruments during the past fiscal year. These short-term instruments adjust quickly to changes in interest rates and tend to provide some protection against rapid increases in short-term interest rates. We shortened the average maturity of the Fund's portfolio during the past fiscal year in anticipation of rising interest rates.

     We expect the prevailing environment of economic growth and low inflation to continue. In the event anticipated economic conditions occur, the Federal Reserve should not make any aggressive interest rate adjustments. The Fund plans to continue its existing strategies and actively search for attractive investment opportunities.

     Thank you very much for your continued support and confidence in our organization.

     Respectfully,


     Richard K. Poettgen
     Manager, United Cash Management, Inc.

     THE INVESTMENTS OF
     UNITED CASH MANAGEMENT, INC.
     JUNE 30, 1997
                                                Principal
                                                Amount in
                                                Thousands        Value
     BANK OBLIGATIONS
     Bankers Acceptance - 2.89%
      SunTrust Banks Inc.,
        5.5%, 7-7-97 ..........................    15,000   14,986,125

     Certificates of Deposit
      Domestic - 2.12%
      Bankers Trust New York Corp.,
        5.40%, 10-16-97 .......................   $11,000   10,999,042

      Yankee - 8.69%
      Banque Nationale de Paris,
        5.90%, 3-19-98 ........................    10,000   10,000,000
      Canadian Imperial Bank of Commerce,
        5.95%, 6-29-98 ........................    10,000    9,993,918
      Deutsche Bank AG - New York,
        5.71%, 11-7-97 ........................    10,000   10,000,000
      Societe Generale - New York,
        5.85%, 3-3-98 .........................    15,000   14,985,102
        Total .................................             44,979,020

     Total Certificates of Deposit - 10.81%                 55,978,062

     Notes - 7.33%
      Abbey National Treasury Services plc,
        5.610%, 2-10-98 .......................    10,750   10,745,536
      Capital One Funding Corporation, Series
        1996 A (Bank One, Kentucky, NA),
        5.63%, 7-3-97 .........................    13,197   13,197,000
      PNC Bank, N.A.,
        5.5975%, 12-11-97 .....................    14,000   13,995,646
        Total .................................             37,938,182

     TOTAL BANK OBLIGATIONS - 21.03%                      $108,902,369
      (Cost: $108,902,369)

     CORPORATE OBLIGATIONS
     Commercial Paper
      Chemicals and Allied Products - 4.89%
      Abbott Laboratories,
        5.7%, 7-9-97 ..........................     2,640    2,636,656
      Air Products & Chemicals Inc.:
        5.7%, 7-8-97 ..........................     6,255    6,248,067
        5.56%, 7-28-97 ........................    10,500   10,456,215
      PPG Industries Inc.,
        5.53%, 7-29-97 ........................     6,000    5,974,193
        Total .................................             25,315,131

      Communication - 0.54%
      BellSouth Corp.,
        6.15%, 7-2-97 .........................     2,800    2,799,522
                   See Notes to Schedule of Investments on page 9.

     THE INVESTMENTS OF
     UNITED CASH MANAGEMENT, INC.
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value
     CORPORATE OBLIGATIONS (Continued)
     Commercial Paper (Continued)
      Depository Institutions - 4.05%
      Creditanstalt-Bankverein,
        5.55%, 7-3-97 .........................   $ 6,000 $  5,998,150
      Union Bank of Switzerland,
        6.2%, 7-1-97 ..........................    15,000   15,000,000
        Total .................................             20,998,150

      Electric, Gas and Sanitary Services - 8.91%
      Duke Energy Corp.,
        6.3%, 7-1-97 ..........................   $ 5,000   $5,000,000
      Georgia Power Co.,
        5.55%, 7-25-97 ........................     7,000    6,974,100
      Idaho Power Co.:
        5.56%, 7-18-97 ........................     5,500    5,485,559
        5.62%, 7-31-97 ........................     1,000      995,317
      Pacific Gas & Electric Co.:
        5.55%, 7-10-97 ........................    10,000    9,986,125
        5.57%, 8-5-97 .........................     3,800    3,779,422
      Pacificorp,
        5.55%, 7-8-97 .........................     7,000    6,991,833
      Questar Corp.:
        5.6%, 7-3-97 ..........................     5,710    5,708,224
        5.57%, 7-15-97 ........................     1,200    1,197,401
        Total .................................             46,117,981

      Food and Kindred Products - 0.70%
      General Mills, Inc.,
        5.495%, Master Note ...................     3,628    3,628,000

      Metal Mining - 3.76%
      BHP Finance (USA) Inc.:
        5.53%, 7-7-97 .........................    15,000   14,986,175
        5.66%, 7-7-97 .........................     4,500    4,495,755
        Total  ................................             19,481,930

      Nondepository Institutions - 3.01%
      Avco Financial Services Inc.,
        6.3%, 7-1-97 ..........................     3,915    3,915,000
      Island Finance Puerto Rico Inc.,
        5.55%, 7-28-97 ........................    11,700   11,651,299
         Total  ...............................             15,566,299

      Personal Services - 3.86%
      Block Financial Corp.:
        6.32%, 7-1-97 .........................     6,500    6,500,000
        5.6%, 7-18-97 .........................    13,500   13,464,300
        Total .................................             19,964,300

                   See Notes to Schedule of Investments on page 9.

     THE INVESTMENTS OF
     UNITED CASH MANAGEMENT, INC.
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value

     CORPORATE OBLIGATIONS (Continued)
     Commercial Paper (Continued)
      Security and Commodity Brokers - 2.12%
      Merrill Lynch & Co., Inc.,
        5.58%, 7-9-97 .........................   $11,000 $ 10,986,360

      Tobacco Products - 5.20%
      B.A.T. Capital Corp.,
        5.58%, 7-28-97 ........................    10,000    9,958,150
      Philip Morris Companies Inc.,
        5.55%, 7-9-97 .........................    17,000   16,979,033
        Total .................................             26,937,183


     Total Commercial Paper - 37.04%                       191,794,856

     Notes
      Auto Repair, Services and Parking - 1.93%
      PHH Corporation,
        5.677%, 7-24-97 .......................    10,000   10,000,000

      Electric, Gas and Sanitary Services - 2.36%
      PacifiCorp,
        8.75%, 2-12-98 ........................    12,000   12,220,250

      Food and Kindred Products - 1.74%
      PepsiCo Inc.,
        6.125%, 1-15-98 .......................     9,000    9,022,564

      Insurance Carriers - 0.97%
      Transamerica Finance Corp.,
        6.75%, 8-15-97 ........................     5,000    5,005,263

      Nondepository Institutions - 2.51%
      Caterpillar Financial Services Corp.,
        5.6447%, 7-28-97 ......................    13,000   13,000,000

      Security and Commodity Brokers - 0.97%
      Merrill Lynch & Co., Inc.,
        6.155%, 6-2-98 ........................     5,000    5,000,000

     Total Notes - 10.48%                                   54,248,077

     TOTAL CORPORATE OBLIGATIONS - 47.52%                 $246,042,933
      (Cost: $246,042,933)

                   See Notes to Schedule of Investments on page 9.

     THE INVESTMENTS OF
     UNITED CASH MANAGEMENT, INC.
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value

     MUNICIPAL OBLIGATIONS
     California - 3.84%
      City of Anaheim, California, Certificates
        of Participation (1993 Arena Financing
        Project), Municipal Adjustable Rate
        Taxable Securities (Credit Suisse),
        5.72%, 8-1-97 .........................    15,000   15,000,000
      Community Redevelopment Agency of the City of
        Visalia, California, East Visalia Redevelopment
        Project, Variable Interest Short Term Adjustable
        Securities (National Westminster Bank PLC, San
        Francisco Overseas Branch),
        5.79%, 7-3-97 .........................     4,895    4,895,000
        Total .................................             19,895,000

     Colorado - 0.39%
      Kit Carson County, Colorado, Architectural
        Development Revenue Bonds (Taxable), (Midwest
        Farms, L.L.C. Project), Series 1997 (Norwest
        Bank Minnesota, National Association),
        5.75%, 7-1-97 .........................     2,000    2,000,000

     Indiana - 2.90%
      City of Whiting, Indiana, Industrial Sewage
        and Solid Waste Disposal Revenue Bonds, Taxable
        Series 1995 (Amoco Oil Company Project),
        5.6%, 7-1-97 ..........................    15,000   15,000,000

     Kentucky - 1.45%
      City of Bardstown, Kentucky, Taxable Variable
        Rate Demand Industrial Revenue Bonds, Series 1994
        (R.J. Tower Corporation Project), (Comerica Bank),
        5.68%, 7-3-97 .........................     7,510    7,510,000

     Louisiana - 2.90%
      Industrial Development Board of the Parish
        Of Calcasieu, Inc., Environmental Revenue
        Bonds (CITGO Petroleum Corporation Project),
        Series 1996 (Taxable),(ABN AMRO Bank N.V.),
        5.62%, 7-1-97 .........................    15,000   15,000,000

                   See Notes to Schedule of Investments on page 9.

     THE INVESTMENTS OF
     UNITED CASH MANAGEMENT, INC.
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value

     MUNICIPAL OBLIGATIONS (Continued)
     Michigan - 0.35%
      Crystal Enterprises, Inc., Crystal Mountain Resort,
        Taxable Variable Rate Demand Notes, Series 1995
        (NBD Bank),
        5.68%, 7-3-97 .........................   $ 1,825   $1,825,000

     New Jersey - 0.80%
      New Jersey Economic Development Authority,
        Federally Taxable Variable Rate Demand/
        Fixed Rate Revenue Bonds (The Morey
        Organization, Inc. Project), Series of 1997
        (CoreStates Bank, N.A.),
        5.8%, 7-2-97 ..........................     4,150    4,150,000

     New York - 2.67%
      The City of New York, General Obligation Bonds,
        Fiscal 1995 Series B, Taxable Adjustable Rate
        Bonds (Bayerische Landesbank Girozentrale,
        New York Branch),
        5.88%, 8-19-97 ........................    10,000   10,000,000
      Town of Hempstead, Industrial Development Agency,
        Variable Rate Demand Taxable Industrial Development
        Revenue Bonds, Series 1996 (1500 Hempstead TPK,
        LLC Facility), (The Bank of New York),
        5.84%, 7-3-97 .........................     3,800    3,800,000
        Total .................................             13,800,000

     Ohio - 0.92%
      City of Cleveland, Ohio, Subordinated Income Tax,
        Variable Rate Refunding Bonds, Series 1994
        (Union Bank of Switzerland, New York Branch and
        Credit Suisse, New York Branch),
        5.76%, 7-3-97 .........................     4,800    4,800,000

                   See Notes to Schedule of Investments on page 9.

     THE INVESTMENTS OF
     UNITED CASH MANAGEMENT, INC.
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value

     MUNICIPAL OBLIGATIONS (Continued)
     Pennsylvania - 4.23%
      Montgomery County Industrial Development
        Authority:
        Federally Taxable Variable Rate Demand
        Revenue Bonds (Neose Technologies,
        Inc. Project), Series B of 1997 (CoreStates
        Bank, N.A.),
        5.8%, 7-2-97 ..........................   $ 8,400 $  8,400,000
        Federally Taxable Variable Rate Demand/
        Fixed Rate Revenue Bonds (Collegeville
        Inn Project), Series of 1996 (CoreStates Bank,
        N.A.),
        5.8%, 7-2-97 ..........................     2,500    2,500,000
        Taxable Fixed Rate/Variable Rate
        Demand Revenue Bonds (410 Horsham
        Associates Project), Series of 1995
        (Meridian Bank),
        5.8%, 7-9-97 ..........................       960      960,000
      Berks County Industrial Development Authority
        (Commercial Facilities Project), Series
        B of 1995 (Meridian Bank),
        5.8%, 7-9-97 ..........................     6,130    6,130,000
      Philadelphia Authority for Industrial Development,
        Variable/Fixed Rate Federally Taxable
        Economic Development Bonds (Mothers Work,
        Inc.), Series of 1995 (Meridian Bank),
        5.8%, 7-9-97 ..........................     3,915    3,915,000
        Total .................................             21,905,000

     South Dakota - 0.48%
      Central Plains Clinic Ltd., Floating Rate
        Taxable Bonds, Series 1996 (Cooperatieve
        Centrale Raiffeisen-Borenleenbank B.A.,
        "Rabobank Nederland", New York Branch),
        5.62%, 7-21-97 ........................     2,500    2,500,000

     Texas - 5.28%
      Metrocrest Hospital Authority, Series 1989A
        (The Bank of New York),
        5.6235%, 7-2-97 .......................    16,000   15,997,501
      Lower Neches Valley Authority, Industrial
        Development Corporation (Texas), Variable
        Rate Sewage Facilities Revenue Bonds,
        Series 1995A (Taxable), (Mobil Oil Refining
        Corporation Project),
        5.67%, 8-19-97 ........................     6,340    6,340,000

                   See Notes to Schedule of Investments on page 9.

     THE INVESTMENTS OF
     UNITED CASH MANAGEMENT, INC.
     JUNE 30, 1997

                                                Principal
                                                Amount in
                                                Thousands        Value
     MUNICIPAL OBLIGATIONS (Continued)
     Texas (Continued)
      Gulf Coast Waste Disposal Authority, Pollution
        Control Revenue Bonds (Amoco Oil Company
        Project), Taxable Series 1995,
        5.65%, 8-19-97 ........................   $ 5,000 $  5,000,000
        Total .................................             27,337,501

     TOTAL MUNICIPAL OBLIGATIONS - 26.21%                 $135,722,501
      (Cost: $135,722,501)

     UNITED STATES GOVERNMENT OBLIGATIONS
      Federal Home Loan Banks,
        5.82%, 11-6-97 ........................     4,000    3,996,621
      Student Loan Marketing Association,
        5.37%, 2-17-98.........................    15,000   15,000,000

     TOTAL UNITED STATES GOVERNMENT OBLIGATIONS - 3.67%   $ 18,996,621
      (Cost: $18,996,621)

     TOTAL INVESTMENT SECURITIES - 98.43%                 $509,664,424
      (Cost: $509,664,424)

     CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.57%       8,128,110

     NET ASSETS - 100.00%                                 $517,792,534


     Notes to Schedule of Investments

     Cost of investments owned is the same as that used for Federal income tax purposes.

     See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

     UNITED CASH MANAGEMENT, INC.
     STATEMENT OF ASSETS AND LIABILITIES
     JUNE 30, 1997

     Assets
      Investment securities - at value (Note 1)  ........ $509,664,424
      Cash   ............................................    1,789,146
      Receivables:
        Fund shares sold ................................   23,870,436
        Interest ........................................    2,889,385
      Prepaid insurance premium  ........................       17,142
                                                          ------------
         Total assets  ..................................  538,230,533
                                                          ------------
     Liabilities
      Payable to Fund shareholders  .....................   20,077,826
      Dividends payable  ................................      191,024
      Accrued transfer agency and dividend
        disbursing (Note 2) .............................      142,869
      Accrued management fee (Note 2)  ..................        5,562
      Accrued accounting services fee (Note 2)  .........        5,000
      Accrued service fee (Note 2)  .....................        3,040
      Other  ............................................       12,678
                                                          ------------
         Total liabilities  .............................   20,437,999
                                                          ------------
           Total net assets ............................. $517,792,534
                                                          ============
     Net Assets
      $0.01 par value capital stock, authorized -- 5,000,000,000;
        Class A shares outstanding - 514,272,235;
        Class B shares outstanding - 3,520,299
        Capital stock ...................................   $5,177,925
        Additional paid-in capital ......................  512,614,609
                                                          ------------
         Net assets applicable to outstanding
           units of capital ............................. $517,792,534
                                                          ============
     Net asset value, redemption and offering price
      per share for Class A and Class B  ................        $1.00
                                                                 =====


                         See notes to financial statements.

     UNITED CASH MANAGEMENT, INC.
     STATEMENT OF OPERATIONS
     For the Fiscal Year Ended JUNE 30, 1997

     Investment Income
      Interest and amortization (Note 1B)  ..............  $26,419,045
                                                           -----------
      Expenses (Note 2):
        Investment management fee .......................    1,910,434
        Transfer agency and dividend disbursing -
         Class A ........................................    1,780,788
         Class B  .......................................        3,020
        Custodian fees ..................................       79,186
        Accounting services fee .........................       60,000
        Legal fees ......................................       27,261
        Distribution fee - Class B ......................       19,773
        Audit fees ......................................       14,110
        Service fee - Class B ...........................        6,023
        Other ...........................................      254,472
                                                           -----------
         Total expenses  ................................    4,155,067
                                                           -----------
           Net investment income ........................   22,263,978
                                                           -----------
            Net increase in net assets resulting
              from operations ...........................  $22,263,978
                                                           ===========


                         See notes to financial statements.

     UNITED CASH MANAGEMENT, INC.
     STATEMENT OF CHANGES IN NET ASSETS
                                             For the fiscal year ended
                                                      June 30,
                                             -------------------------
                                                  1997        1996
                                            ------------- ------------
     Increase in Net Assets
      Operations:
        Net investment income .............. $22,263,978   $20,127,724
                                            ------------  ------------
         Net increase in net assets
           resulting from operations .......  22,263,978    20,127,724
                                            ------------  ------------
      Dividends to shareholders
        from net investment income:*
        Class A                              (22,155,491)  (20,115,214)
        Class B                                 (108,487)      (12,510)
                                            ------------  ------------
                                             (22,263,978)  (20,127,724)
                                            ------------  ------------
      Capital share transactions:**
        Proceeds from sale of shares:
         Class A  ..........................3,102,132,5652,162,044,174
         Class B  ..........................  14,993,673     1,209,660
        Proceeds from reinvestment
         of dividends:
         Class A  ..........................  21,289,916    19,534,491
         Class B  ..........................      95,253        11,555
        Payments for shares redeemed:
         Class A  ..........................(3,011,159,149)(2,148,369,622)
         Class B  .......................... (12,198,722)     (591,120)
                                            ------------  ------------
         Net increase in net assets
           resulting from capital
           share transactions .............. 115,153,536    33,839,138
                                            ------------  ------------
           Total increase .................. 115,153,536    33,839,138

     Net Assets
      Beginning of period  ................. 402,638,998   368,799,860
                                            ------------  ------------
      End of period  .......................$517,792,534  $402,638,998
                                            ============  ============
        Undistributed net investment
         income  ...........................        $---          $---
                                                    ====          ====
        *See "Financial Highlights" on pages 13 - 14.
       **The number of shares transacted during the periods corresponds to the amounts included in this statement because shares are recorded at $1.00 per share.

                         See notes to financial statements.

     UNITED CASH MANAGEMENT, INC.
     FINANCIAL HIGHLIGHTS
     Class A Shares
     For a Share of Capital Stock Outstanding
     Throughout Each Period:

                                    For the fiscal year ended June 30,
                                    ----------------------------------
                                    1997   1996    1995   1994    1993
                                   ----- ------  ------ ------  ------
     Net asset value,
      beginning of
      period  ...........          $1.00   $1.00   $1.00   $1.00   $1.00
                                   ------  ------  ------  ------  ------
     Net investment
      income  ...........           0.0472  0.0487  0.0465  0.0252  0.0251
     Less dividends
      declared  .........          (0.0472)(0.0487)(0.0465)(0.0252)(0.0251)
                                   ------  ------  ------  ------  ------
     Net asset value,
      end of period  ....          $1.00   $1.00   $1.00   $1.00   $1.00
                                  ======= ======= ======= ======= =======
     Total return........           4.80%   5.01%   4.74%   2.55%   2.57%
     Net assets, end of
      period (000
      omitted)  .........        $514,272$402,009$368,800$316,920$350,624
     Ratio of expenses to
      average net
      assets  ...........           0.87%   0.91%   0.97%   1.04%   1.06%
     Ratio of net
      investment income
      to average net
      assets  ...........           4.70%   4.89%   4.68%   2.51%   2.56%


                         See notes to financial statements.

     UNITED CASH MANAGEMENT, INC.
     FINANCIAL HIGHLIGHTS
     Class B Shares
     For a Share of Capital Stock Outstanding
     Throughout Each Period:

                         For the        For the
                          fiscal         period
                            year        from 9/5/95*
                           ended        through
                         6/30/97        6/30/96
                        --------        --------
     Net asset value,
      beginning of
      period  ...........  $1.00           $1.00
                           ------          ------
     Net investment
      income  ...........   0.0407          0.0312
     Less dividends
      declared  .........  (0.0407)        (0.0312)
                           ------          ------
     Net asset value,
      end of period  ....  $1.00           $1.00
                          =======         =======
     Total return........   4.13%           3.15%
     Net assets, end of
      period (000
      omitted)  .........  $3,521            $630
     Ratio of expenses to
      average net
      assets  ...........   1.48%           1.88%**
     Ratio of net
      investment income
      to average net
      assets  ...........   4.14%           3.76%**

      *Commencement of operations.
      **Annualized.

                         See notes to financial statements.

     UNITED CASH MANAGEMENT, INC.
     NOTES TO FINANCIAL STATEMENTS
     JUNE 30, 1997

     NOTE 1 -- Significant Accounting Policies

          United Cash Management, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek maximum current income to the extent consistent with stability of principal by investing in a portfolio of money market instruments meeting specified quality standards. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     A. Security valuation -- The Fund invests only in money market securities with maturities or irrevocable put options within 397 days. The Fund uses the amortized cost method of security valuation which is accomplished by valuing a security at its cost and thereafter assuming a constant amortization rate to maturity of any discount or premium.

     B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses, if any, are calculated on the identified cost basis. Interest income is recorded on the accrual basis.

     C. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. Accordingly, no provision has been made for Federal income taxes.

     D. Dividends to shareholders -- All of the Fund's net income is declared and recorded by the Fund as dividends on each day to shareholders of record at the time of the previous determination of net asset value. Dividends are declared from the total of net investment income, plus or minus realized gains or losses on portfolio securities. Since the Fund does not expect to realize any long-term capital gains, it does not expect to pay any capital gains distributions.

          The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     NOTE 2 -- Investment Management and Payments to Affiliated Persons

          The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $16.9 billion of combined net assets at June 30, 1997) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. The Fund accrues and pays this fee daily.

          Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Fund's investment manager.
          The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                               Accounting Services Fee
                       Average
                    Net Asset Level            Annual Fee
               (all dollars in millions) Rate for Each Level
               ------------------------- -------------------
                From $    0 to $   10         $      0
                From $   10 to $   25         $ 10,000
                From $   25 to $   50         $ 20,000
                From $   50 to $  100         $ 30,000
                From $  100 to $  200         $ 40,000
                From $  200 to $  350         $ 50,000
                From $  350 to $  550         $ 60,000
                From $  550 to $  750         $ 70,000
                From $  750 to $1,000         $ 85,000
                     $1,000 and Over          $100,000

          The Fund also pays WARSCO a monthly per account charge of $1.75 for each shareholder account which was in existence at any time during the prior month and $0.75 for each shareholder check it processed. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

          The Fund has adopted a 12b-1 plan for Class B shares under which W&R, principal underwriter and sole distributor of the Fund's shares, is compensated in an amount calculated and payable daily up to 1% annually of the Fund's average daily net assets for Class B shares. This fee consists of two elements: (i) up to 0.75% may be paid to the Distributor (W&R) for distribution services and distribution expenses including commissions paid by the Distributor to its sales representatives and managers and (ii) up to 0.25% may be paid to reimburse the Distributor for continuing payments made to the Distributor's representatives and managers, its administrative costs in overseeing these payments, and the expenses of WARSCO in providing certain personal services to shareholders. During the period ended June 30, 1997, W&R paid no sales commissions.

          A contingent deferred sales charge may be assessed against a shareholder's redemption amount of Class B shares and paid to the Distributor, W&R. The purpose of the deferred sales charge is to compensate the Distributor for the costs incurred by the Distributor in connection with the sale of a Fund's shares. The amount of the deferred sales charge will be the following percent of the total amount invested during a calendar year to acquire the shares or the value of the shares redeemed, whichever is less. Redemption at any time during the calendar year of investment and the first full calendar year after the calendar year of investment, 3%; the second full calendar year, 2%; the third full calendar year, 1%; and thereafter, 0%. All investments made during a calendar year shall be deemed as a single investment during the calendar year for purposes of calculating the deferred sales charge. The deferred sales charge will not be imposed on shares representing payment of dividends or distributions or on amounts which represent an increase in the value of the shareholder's account resulting from capital appreciation above the amount paid for shares purchased during the deferred sales charge period. During the period ended June 30, 1997, the Distributor received $22,497 in deferred sales charges.

          The Fund paid Directors' fees of $17,515, which are included in other expenses.

          W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and United Investors Management Company, a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

     NOTE 3 -- Commencement of Multiclass Operations

       On September 5, 1995, the Fund was authorized to offer investors a choice of two classes of shares, Class A and Class B, each of which has equal rights as to assets and voting privileges. Class A shares are not subject to a sales charge on purchases or a contingent deferred sales charge on redemption; they are not subject to a Rule 12b-1 Service Plan. A comprehensive discussion of the terms under which shares of either class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

          Income and non-class specific expenses are allocated daily to each class of shares based on the value of relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

     INDEPENDENT AUDITORS' REPORT

     The Board of Directors and Shareholders,
     United Cash Management, Inc.:


     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United Cash Management, Inc. (the "Fund") as of June 30, 1997, the related statements of operations and changes in net assets for the year then ended, and the financial highlights for the year then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit. The financial statements and the financial highlights of the Fund for each of the periods in the four-year period ended June 30, 1996 were audited by other auditors whose report, dated August 5, 1996, expressed an unqualified opinion on those statements and financial highlights.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at June 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of United Cash Management, Inc. as of June 30, 1997, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended in conformity with generally accepted accounting principles.




     Deloitte & Touche LLP
     Kansas City, Missouri
     August 1, 1997

     INCOME TAX INFORMATION

          Dividends are taxable to shareholders and are reportable in your Federal income tax returns for the years in which the dividends were received or reinvested.

          Statements as to the tax status of each investor's dividends will be mailed annually.

          Dividends are declared and recorded by the Fund on each day the New York Stock Exchange is open for business.

          Shareholders are advised to consult with their tax advisers concerning the tax treatment of dividends from the Fund.

     Corporations:
          The dividends are not eligible for the dividends received deduction.

     This report is submitted for the general information of the shareholders of United Cash Management, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United Cash Management, Inc. current prospectus.



     To all IRA Planholders:

     As required by law, income tax will automatically be withheld from any distribution or withdrawal from an IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.




     DIRECTORS
     Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
     Henry L. Bellmon, Red Rock, Oklahoma
     Dodds I. Buchanan, Boulder, Colorado
     James M. Concannon, Topeka, Kansas
     John A. Dillingham, Kansas City, Missouri
     Linda Graves, Topeka, Kansas
     John F. Hayes, Hutchinson, Kansas
     Glendon E. Johnson, Miami, Florida
     William T. Morgan, Coronado, California
     William L. Rogers, Los Angeles, California
     Frank J. Ross, Jr., Kansas City, Missouri
     Eleanor B. Schwartz, Kansas City, Missouri
     Keith A. Tucker, Overland Park, Kansas
     Frederick Vogel III, Milwaukee, Wisconsin
     Paul S. Wise, Carefree, Arizona


     OFFICERS
     Keith A. Tucker, President
     Robert L. Hechler, Vice President
     Henry J. Herrmann, Vice President
     John M. Holliday, Vice President
     Theodore W. Howard, Vice President and Treasurer
     Sharon K. Pappas, Vice President and Secretary
     Richard K. Poettgen, Vice President

     The United Group of Mutual Funds
     United Asset Strategy Fund, Inc.
     United Cash Management, Inc.
     United Continental Income Fund, Inc.
     United Funds, Inc.
          United Bond Fund
          United Income Fund
          United Accumulative Fund
          United Science and Technology Fund
     United Gold & Government Fund, Inc.
     United Government Securities Fund, Inc.
     United High Income Fund, Inc.
     United High Income Fund II, Inc.
     United International Growth Fund, Inc.
     United Municipal Bond Fund, Inc.
     United Municipal High Income Fund, Inc.
     United New Concepts Fund, Inc.
     United Retirement Shares, Inc.
     United Vanguard Fund, Inc.

     Waddell & Reed Funds, Inc.
     Asset Strategy Fund
     Growth Fund
     International Growth Fund
     Limited-Term Bond Fund
     Municipal Bond Fund
     Total Return Fund
     High Income Fund
     Science and Technology Fund


     ----------------------------------

     FOR MORE INFORMATION:
     Contact your representative, or your
     local office as listed on your
     Account Statement, or contact:
        WADDELL & REED
        CUSTOMER SERVICE
        6300 Lamar Avenue
        P.O. Box 29217
        Shawnee Mission, KS 66201-9217
        Toll-Free - (800)366-5465
        Local - 236-1303
     For Yield Information Only
        Toll-Free - (800)366-4953
        Local - 236-1307

     Our INTERNET address is:
       http://www.waddell.com


     NUR1010A(6-97)
     printed on recycled paper